CAPITAL STOCK AND OTHER RELATED ACCOUNTS	12 Months Ended
Dec. 31, 2024
Disclosure of capital stock and other capital related accounts [abstract]
CAPITAL STOCK AND OTHER RELATED ACCOUNTS	CAPITAL STOCK AND OTHER RELATED ACCOUNTS

	2024	2023
Capital stock	58,348	58,348
Capital adjustment	93,733,964	93,733,964
Share premium	138,989,677	138,989,677
Treasury shares trading premium	374,298	345,889
Merger premium	31,250,508	31,250,508
Share-based payment plans	-	1,240,667
Total	264,406,795	265,619,053
The issued, paid-in and registered capital stock consists of:
Common stock with a face value of 0.10 per share and entitled to 1 vote each, fully paid-in (in thousands)	583,483	583,483

Acquisition of treasury shares:
Based on the context and the Group’s financial position, the Board of Directors approved various plans for the acquisition of own shares. The purpose of these plans was to use a portion of the Company’s liquidity in an efficient manner, which might result in a higher shareholder return and therefore increase shareholder value considering the current value of the shares. Pursuant to Article 64 of the Capital Markets Law, treasury stock may not exceed, as a whole, the limit of 10% of capital stock. Such acquisitions were made with realized and liquid profits, as the Company had the necessary liquidity to conduct the acquisition of treasury stock, as approved, without affecting its solvency.
Until December 31, 2023 , the Group acquired 12,352,329 own shares for a total value of 43,492,096 and 27,542 ADRs for a total value of 231,827, whose destination has been the following, with no own shares in the portfolio as of that date:
•Within the framework of the incentive programs for senior staff, 17,473 and 10,069 ADRs were distributed.
•On April 25, 2023, the Ordinary and Extraordinary General Shareholders' Meeting approved the voluntary reduction of the Company's share capital for a total of 12,543,339 ordinary shares (which included 12,352,329 shares in the portfolio and 191,010 unnamed actions).

During the year ended December 31, 2024, the Group acquired 65,624 ADRs for a total value of 594,830.